EARNINGS PER SHARE - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Reconciliation of shares for basic and diluted net income per share
Net income	$ 21,302	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 45,692	$ 32,594	$ 57,763	$ 15,401	$ 47,977
Weighted average common shares outstanding—basic (in shares)	85,285		81,147							84,686	81,238	81,777	81,479	81,097
Effect of dilutive securities (in shares)	1,088		1,777							1,466	1,708	1,742	1,493	1,658
Weighted average common shares outstanding—diluted (in shares)	86,373		82,924							86,152	82,946	83,519	82,972	82,755
Earnings per share
Basic (in dollars per share)	$ 0.25	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.54	$ 0.40	$ 0.71	$ 0.19	$ 0.59
Diluted (in dollars per share)	$ 0.25	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.53	$ 0.39	$ 0.69	$ 0.19	$ 0.58